LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
NOTE 9 - LEASES:

The Company’s main leasing properties are located in Israel, USA and Canada as detailed below:

a.
In May 2018, the Company signed a lease agreement for its headquarters in Israel. In January 2019, February 2020, March 2021, March 2023 and May 2023 the Company signed supplement lease agreements, further expanding its headquarters in Israel (collectively, the “Lease Agreement”). The Lease Agreement will expire in December 2027. The current monthly rent payment under the Lease Agreement is approximately $64.5.

The costs under the Lease Agreement in Israel are linked to the Israeli Consumer Price Index. For purposes of ensuring the Company’s obligation towards the lessor, the Company has provided the lessor with a bank guarantee of NIS 966 thousand (approximately $266).

The Company also leases warehouse outside the company's offices. The Lease Agreement will expire in august 2027. The current monthly rent payment under the Lease Agreement is approximately $7.

The Company also leases vehicles for several employees in Israel for a period of three years.

b.
In August 2020, the Company’s U.S. subsidiary, has signed a new lease agreement, for additional lease agreement of property and for its offices (“U.S Lease”). The U.S. Lease is for 7 years and 4 months which began in the middle of April of 2021. The current monthly rent payment is approximately $27.

c.
The Company’s Canadian subsidiary has signed a new lease agreement in April 2022 for property and for its offices (“Canadian Lease”). The Canadian Lease is for 3 years which began in July 2022. The current monthly rent payment is approximately $17.

From time to time the Company also leases small properties, mainly for offices for Subsidiaries around the world which range for periods of up to 3 years.

The lease cost was as follows:

	Year ended December 31
	2023	2022	2021
Operating lease cost	2,348	1,628	1,297

Supplemental cash flow information related to leases was as follows:

	Year ended December 31
	2023	2022	2021
Operating cash flows from operating leases	2,530	1,881	1,328

Supplemental balance sheet information related to leases was as follows:

	December 31,
	2023	2022
Operating Leases
Operating lease right-of-use assets	9,698	5,073
Other current liabilities	2,404	1,453
Operating lease liabilities	6,613	3,509
Total operating lease liabilities	9,017	4,962
Weighted Average Remaining Lease Term
Operating leases	2.90 years	4.30 years
Weighted Average Discount Rate
Operating leases	2.00%-7.84%	2.00%-5.80%

As of December 31, 2023, the maturities of lease liabilities were as follows:

Operating Leases
Year Ending December 31,
2024	2,745
2025	2,491
2026	2,001
2027	1,733
2028 and beyond	902
Total lease payments	9,872
Less imputed interests	(855)
Total	9,017